UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® GNMA Fund

April 30, 2016

MOG-QTLY-0616
1.800337.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 93.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 0.1%
2.083% 3/1/35 (a)	53	54
2.117% 10/1/33 (a)	31	32
2.133% 2/1/33 (a)	56	58
2.15% 7/1/35 (a)	35	37
2.157% 12/1/34 (a)	90	93
2.175% 3/1/35 (a)	9	9
2.206% 9/1/33 (a)	736	761
2.23% 7/1/34 (a)	55	58
2.315% 1/1/35 (a)	335	348
2.438% 8/1/35 (a)	503	528
2.449% 7/1/36 (a)	172	181
2.453% 5/1/35 (a)	480	504
2.476% 6/1/47 (a)	275	290
2.504% 3/1/33 (a)	163	170
2.506% 11/1/36 (a)	365	384
2.522% 3/1/36 (a)	196	204
2.557% 10/1/33 (a)	75	79
2.738% 7/1/34 (a)	783	831
2.739% 9/1/34 (a)	469	498
2.896% 8/1/35 (a)	783	832
5.5% 12/1/17 to 3/1/20	275	290
6.5% 10/1/17	26	26
7% 11/1/16 to 3/1/17	66	67
7.5% 4/1/17	2	2
8.5% 12/1/27	69	83
9.5% 9/1/30	13	17
10.25% 10/1/18	1	1
		6,437
Freddie Mac - 0.2%
2.106% 12/1/35 (a)	469	486
2.2% 3/1/37 (a)	33	34
2.321% 6/1/33 (a)	410	429
2.35% 7/1/35 (a)	281	294
2.371% 11/1/35 (a)	380	396
2.482% 10/1/36 (a)	538	563
2.489% 4/1/36 (a)	336	354
2.542% 12/1/35 (a)	2,797	2,926
2.552% 6/1/33 (a)	1,063	1,122
2.563% 5/1/37 (a)	134	142
2.587% 10/1/35 (a)	256	268
2.61% 8/1/34 (a)	150	158
2.698% 6/1/33 (a)	1,325	1,400
2.759% 3/1/35 (a)	1,866	1,981
2.918% 3/1/33 (a)	4	4
5.5% 7/1/24 to 1/1/25	1,100	1,221
8.5% 10/1/18 to 6/1/25	17	19
9% 7/1/18 to 10/1/19	0	0
9.5% 7/1/30	33	37
10% 7/1/16	1	1
		11,835
Ginnie Mae - 92.8%
2.5% 2/20/41 to 3/20/43	64,953	65,124
3% 5/15/27 to 5/15/45	568,182	589,051
3% 5/1/46 (b)	165,500	171,329
3% 5/1/46	141,800	146,794
3% 5/1/46	4,000	4,141
3% 5/1/46	3,000	3,106
3% 6/1/46 (b)	199,570	206,170
3.25% 2/20/41	1,194	1,245
3.5% 9/15/26 to 4/20/46 (b)(c)	1,744,421	1,850,545
3.5% 5/1/46 (b)	160,700	169,746
3.5% 5/1/46	160,700	169,746
3.5% 5/1/46	150,700	159,183
3.5% 5/1/46	73,900	78,060
3.7% 10/15/42	15,288	16,321
3.75% 8/20/45 to 4/20/46	24,118	25,630
4% 2/20/33 to 4/20/46 (b)(d)	1,073,312	1,153,377
4% 5/15/44	4,306	4,675
4% 5/1/46 (b)	6,000	6,404
4% 5/1/46	14,000	14,943
4.25% 1/20/46	1,121	1,197
4.3% 8/20/61 (e)	9,236	9,594
4.5% 7/15/33 to 11/20/45	494,196	539,048
4.649% 2/20/62 (e)	6,461	6,844
4.682% 2/20/62 (e)	8,471	8,947
4.75% 7/15/40	1,702	1,869
4.875% 9/15/39 to 12/15/39	11,099	12,242
5% 8/15/18 to 4/15/41	165,120	185,063
5.09% 4/15/36 to 11/15/36	8,006	9,026
5.35% 4/20/29 to 12/20/30	14,732	16,136
5.391% 11/20/59 (e)	29,512	30,404
5.5% 12/20/18 to 2/20/42	62,559	70,509
6% 8/15/17 to 3/15/39	21,288	24,664
6.45% 10/15/31 to 8/15/32	457	540
6.5% 5/15/23 to 1/15/39	13,782	16,044
7% 12/20/16 to 9/20/34	24,243	28,896
7.25% 9/15/27	46	56
7.395% 6/20/25 to 2/20/27	642	740
7.5% 9/15/21 to 9/20/32	10,099	12,006
8% 1/15/20 to 9/15/31	2,762	3,326
8.5% 7/15/16 to 2/15/31	262	309
9% 9/15/19 to 5/15/30	232	262
9.5% 5/20/16 to 3/20/17	4	4
10.5% 7/15/16 to 10/15/18	7	7
		5,813,323
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,750,015)		5,831,595

Collateralized Mortgage Obligations - 16.7%
U.S. Government Agency - 16.7%
Fannie Mae planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	2,609	2,916
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (a)(f)	$406	$77
Series 339 Class 5, 5.5% 7/25/33 (f)	515	111
Series 343 Class 16, 5.5% 5/25/34 (f)	432	73
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	820	1,005
Series 40 Class K, 6.5% 8/17/24	285	322
sequential payer Series 2204 Class N, 7.5% 12/20/29	1,957	2,363
Ginnie Mae Series 2015-117 Class IE, 4.5% 8/20/45 (f)	20,293	3,422
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	8,038	9,002
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 0.7888% 5/20/31 (a)	172	172
Series 2002-41 Class HF, 0.8363% 6/16/32 (a)	196	197
Series 2007-37 Class TS, 6.2538% 6/16/37 (a)(f)(g)	2,329	394
Series 2008-51 Class FE, 1.1863% 6/16/38 (a)	513	518
Series 2008-57 Class AF, 1.0188% 7/20/38 (a)	1,728	1,737
Series 2010-130 Class KF, 1.0863% 10/16/40 (a)	3,548	3,581
Series 2010-H03 Class FA, 0.985% 3/20/60 (a)(e)	27,949	27,778
Series 2010-H17 Class FA, 0.765% 7/20/60 (a)(e)	15,126	14,891
Series 2010-H18 Class AF, 0.7376% 9/20/60 (a)(e)	18,346	18,044
Series 2010-H19 Class FG, 0.7376% 8/20/60 (a)(e)	21,177	20,835
Series 2010-H27 Series FA, 0.8176% 12/20/60 (a)(e)	6,102	6,018
Series 2011-H05 Class FA, 0.9376% 12/20/60 (a)(e)	10,650	10,563
Series 2011-H07 Class FA, 0.9376% 2/20/61 (a)(e)	4,531	4,496
Series 2011-H12 Class FA, 0.9276% 2/20/61 (a)(e)	24,803	24,600
Series 2011-H13 Class FA, 0.9376% 4/20/61 (a)(e)	9,361	9,286
Series 2011-H14:
Class FB, 0.9376% 5/20/61 (a)(e)	10,976	10,878
Class FC, 0.9376% 5/20/61 (a)(e)	9,900	9,816
Series 2011-H17 Class FA, 0.9676% 6/20/61 (a)(e)	13,813	13,721
Series 2011-H21 Class FA, 1.0376% 10/20/61 (a)(e)	15,183	15,113
Series 2012-48 Class FA, 0.7863% 4/16/42 (a)	1,092	1,090
Series 2012-76 Class GF 0.7363% 6/16/42 (a)	1,255	1,251
Series 2012-H01 Class FA, 1.1376% 11/20/61 (a)(e)	13,390	13,375
Series 2012-H03 Class FA, 1.1376% 1/20/62 (a)(e)	8,700	8,690
Series 2012-H06 Class FA, 1.0676% 1/20/62 (a)(e)	13,393	13,344
Series 2012-H07 Class FA, 1.0676% 3/20/62 (a)(e)	7,999	7,970
Series 2012-H26, Class CA, 0.9676% 7/20/60 (a)(e)	35,958	35,866
Series 2015-H13 Class FL, 0.7176% 5/20/63 (a)(e)	46,610	46,422
Series 2015-H19 Class FA, 0.6376% 4/20/63 (a)(e)	35,207	35,024
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	3,030	3,478
Series 2002-50 Class PE, 6% 7/20/32	3,677	4,261
Series 2004-19 Class DP, 5.5% 3/20/34	254	268
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	6,197
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,701
Series 2006-50 Class JC, 5% 6/20/36	4,759	5,203
Series 2010-117 Class E, 3% 10/20/39	10,076	10,383
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	4,559	472
Series 2011-52 Class PA, 4.25% 2/16/41	21,696	23,122
sequential payer:
Series 2001-40 Class Z, 6% 8/20/31	1,436	1,622
Series 2001-49 Class Z, 7% 10/16/31	784	942
Series 2002-18 Class ZB, 6% 3/20/32	1,400	1,612
Series 2002-24 Class SK, 7.5138% 4/16/32 (a)(f)(g)	962	210
Series 2002-29:
Class SK, 8.25% 5/20/32 (a)(g)	106	130
Class Z, 6.5% 5/16/32	1,976	2,336
Series 2002-33 Class ZJ, 6.5% 5/20/32	1,377	1,625
Series 2002-42 Class ZA, 6% 6/20/32	947	1,091
Series 2002-43 Class Z, 6.5% 6/20/32	2,600	3,074
Series 2002-45 Class Z, 6% 6/20/32	569	660
Series 2003-75 Class ZA, 5.5% 9/20/33	3,438	3,766
Series 2004-24 Class ZM, 5% 4/20/34	7,804	8,647
Series 2004-46 Class BZ, 6% 6/20/34	4,125	4,762
Series 2004-61 Class Z, 5% 8/16/34	19,896	22,086
Series 2004-86 Class G, 6% 10/20/34	6,273	7,826
Series 2005-26 Class ZA, 5.5% 1/20/35	17,838	20,807
Series 2005-28 Class AJ, 5.5% 4/20/35	8,696	9,168
Series 2005-47 Class ZY, 6% 6/20/35	7,650	9,334
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,222
Series 2005-82 Class JV, 5% 6/20/35	3,500	4,015
Series 2006-2 Class Z, 5.5% 1/20/36	11,407	13,021
Series 2008-17 Class BN, 5% 2/20/38	6,582	7,186
Series 2011-21 Class SB, 8.6275% 2/16/41 (a)(g)	15,000	17,923
Series 2011-29 Class BV, 5% 5/20/40	10,483	11,941
Series 1999-40 Class SE, 8.5138% 11/16/29 (a)(f)(g)	187	8
Series 1999-43:
Class SJ, 7.5638% 11/16/29 (a)(f)(g)	1,837	236
Class UN, 7.5638% 11/16/29 (a)(f)	661	44
Series 1999-45 Class SC, 8.1638% 12/16/29 (a)(f)	224	5
Series 2000-35 Class SA, 7.5138% 12/16/26 (a)(f)(g)	2,060	455
Series 2000-36 Class S, 7.5138% 11/16/30 (a)(f)	1,493	304
Series 2001-3 Class S, 7.6638% 2/16/31 (a)(f)	289	59
Series 2001-36:
Class SB, 7.6638% 12/16/23 (a)(f)(g)	777	137
Class SP, 8.3138% 9/16/26 (a)(f)	508	77
Series 2001-38 Class SB, 7.1438% 8/16/31 (a)(f)(g)	480	95
Series 2001-49:
Class SC, 7.1638% 12/16/25 (a)(f)(g)	1,005	167
Class SL, 7.1638% 5/16/30 (a)(f)(g)	1,391	272
Class SV, 7.8138% 12/16/28 (a)(f)(g)	321	22
Series 2001-50:
Class SD, 7.7613% 11/20/31 (a)(f)(g)	803	202
Class ST, 7.2638% 8/16/27 (a)(f)(g)	326	68
Class SV, 8.8638% 9/16/27 (a)(f)	1,144	164
Series 2001-65 Class SV, 7.6613% 2/20/29 (a)(f)(g)	1,852	477
Series 2002-21 Class SV, 7.6638% 3/16/32 (a)(f)(g)	2,478	576
Series 2002-5 Class SP, 7.0138% 1/16/32 (a)(f)(g)	504	88
Series 2003-23 Class S, 6.1138% 12/16/29 (a)(f)(g)	2,379	453
Series 2003-42 Class SH, 6.1113% 5/20/33 (a)(f)(g)	956	210
Series 2004-32 Class GS, 6.0638% 5/16/34 (a)(f)(g)	694	144
Series 2004-59 Class SC, 6.7638% 8/16/34 (a)(f)	4,048	988
Series 2004-73 Class AL, 6.7638% 8/17/34 (a)(f)(g)	1,477	367
Series 2005-13 Class SA, 6.3613% 2/20/35 (a)(f)(g)	8,468	1,494
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,227
Series 2005-82 Class NS, 5.8613% 7/20/34 (a)(f)	8,686	1,578
Series 2006-13 Class DS, 10.4419% 3/20/36 (a)(g)	8,347	10,771
Series 2007-35 Class SC, 37.5825% 6/16/37 (a)(g)	2,618	5,170
Series 2008-15 Class CI, 6.0513% 2/20/38 (a)(f)	3,885	650
Series 2008-88 Class BZ, 5.5% 5/20/33	15,907	17,740
Series 2009-13 Class E, 4.5% 3/16/39	6,993	7,404
Series 2009-42 Class AY, 5% 6/16/37	4,578	5,042
Series 2010-14 Class SN, 5.5138% 2/16/40 (a)(f)(g)	5,766	1,104
Series 2010-35 Class QI, 4.5% 3/20/40 (f)	6,148	970
Series 2010-98 Class HS, 6.1613% 8/20/40 (a)(f)	4,022	707
Series 2010-H10 Class FA, 0.765% 5/20/60 (a)(e)	10,651	10,489
Series 2010-H12 Class PT, 5.47% 11/20/59 (e)	5,894	6,063
Series 2011-52 Class HI, 7% 4/16/41 (f)	993	227
Series 2011-71 Class ZB, 5.5% 8/20/34	17,633	20,159
Series 2012-64 Class KB, 9.0181% 5/20/41 (a)	1,190	1,465
Series 2012-76 Class GS, 6.2638% 6/16/42 (a)(f)(g)	3,809	750
Series 2013-124:
Class ES, 8.0817% 4/20/39 (a)(g)	10,565	11,663
Class ST, 8.215% 8/20/39 (a)(g)	19,904	22,912
Series 2013-147 Class A/S, 5.7113% 10/20/43 (a)(f)	7,052	1,093
Series 2013-39 Class GS, 8.6225% 3/20/41 (a)	58,981	69,630
Series 2014-183 Class BI, 4.5% 12/20/44 (f)	29,585	4,922
Series 2014-44 Class 1A, 3.5% 5/20/28 (f)	45,420	4,806
Series 2015-H13 Class HA, 2.5% 8/20/64 (e)	78,006	79,410
Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	29,832	30,381
Series 2015-H21:
Class HZ, 4.5727% 6/20/63 (a)(e)	5,135	5,763
Class JZ, 4.7154% 6/20/65 (a)(e)	1,028	1,178
Series 2016-17:
Class A, 3% 2/16/46	53,174	55,167
Class D, 3% 2/16/46	47,936	49,637
Class S, 5.7138% 2/16/46 (a)(f)	35,952	6,330
Class SA, 5.7138% 2/16/46 (a)	70,898	15,914
Ginnie Mae pass thru certificates Series 2010-85 Class SE, 6.1113% 7/20/40 (a)(f)	4,511	786
		1,048,272
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,022,686)		1,048,272

Commercial Mortgage Securities - 0.0%
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (a)(f)	4,704	13
Series 2001-12 Class X, 0.643% 7/16/40 (a)(f)	1,315	3
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.6032% 9/16/42 (a)(f)	11,684	240
Series 2002-62 Class IO, 1.1373% 8/16/42 (a)(f)	2,834	64
Series 2002-85 Class X, 0.365% 3/16/42 (a)(f)	2,806	25
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $11,520)		345
TOTAL INVESTMENT PORTFOLIO - 109.8%
(Cost $6,784,221)		6,880,212
NET OTHER ASSETS (LIABILITIES) - (9.8)%		(616,372)
NET ASSETS - 100%		$6,263,840

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3% 5/1/46	$(17,000)	$(17,599)
3.5% 5/1/46	(94,100)	(99,397)
3.5% 5/1/46	(67,100)	(70,877)
3.5% 5/1/46	(65,700)	(69,398)
3.5% 5/1/46	(20,000)	(21,126)
3.5% 5/1/46	(16,000)	(16,901)
3.5% 5/1/46	(7,400)	(7,817)
4% 5/1/46	(18,000)	(19,212)
TOTAL TBA SALE COMMITMENTS
(Proceeds $322,235)		$(322,327)

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
LCH	Jun. 2018	USD 163,100	3-month LIBOR	1.25%	$(292)	$0	$(292)
LCH	Jun. 2021	114,200	3-month LIBOR	2.0%	(830)	0	(830)
LCH	Jun. 2026	92,600	3-month LIBOR	2.25%	(905)	0	(905)
LCH	Jun. 2046	15,200	3-month LIBOR	2.5%	(68)	0	(68)

TOTAL INTEREST RATE SWAPS					$(2,095)	$0	$(2,095)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $557,000.

 (d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $12,830,000.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Collateralized mortgage obligations,commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $6,784,378,000. Net unrealized appreciation aggregated $95,834,000, of which $119,867,000 related to appreciated investment securities and $24,033,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2016 Fund℠

April 30, 2016

RW16-QTLY-0616
1.858578.108

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 2.8%
	Shares	Value
Domestic Equity Funds - 2.8%
Fidelity Advisor Mid Cap II Fund Class I (a)	2,396	$43,489
Fidelity Blue Chip Growth Fund (a)	612	40,143
Fidelity Equity-Income Fund (a)	1,176	61,330
Fidelity Large Cap Stock Fund (a)	1,717	45,719
Fidelity Series 100 Index Fund (a)	2,974	40,143
Fidelity Series Broad Market Opportunities Fund (a)	4,862	70,251
Fidelity Series Small Cap Opportunities Fund (a)	551	6,691
TOTAL DOMESTIC EQUITY FUNDS
(Cost $214,628)		307,766

Short-Term Funds - 97.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.27% (a)(b)	10,420,572	10,420,572
Fidelity Short-Term Bond Fund (a)	49,028	422,623
TOTAL SHORT-TERM FUNDS
(Cost $10,817,550)		10,843,195
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $11,032,178)		11,150,961
NET OTHER ASSETS (LIABILITIES) - 0.0%		(120)
NET ASSETS - 100%		$11,150,841

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Fidelity Investments Money Market Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Portfolio Institutional Class

Fidelity Investments Money Market Government Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Government Portfolio Institutional Class

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Class I	$52,219	$44,803	$47,478	$68	$43,489
Fidelity Blue Chip Growth Fund	48,850	42,013	44,026	19	40,143
Fidelity Equity-Income Fund	74,959	63,912	70,158	1,650	61,330
Fidelity Government Income Fund	35,374	10,317	45,336	168	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.27%	--	12,910,563	2,489,991	4,706	10,420,572
Fidelity Investments Money Market Portfolio Institutional Class 0.37%	6,556,828	7,355,782	13,912,610	13,613	--
Fidelity Large Cap Stock Fund	56,430	46,836	53,400	458	45,719
Fidelity Series 100 Index Fund	48,850	39,017	46,944	1,185	40,143
Fidelity Series Broad Market Opportunities Fund	85,908	73,456	81,551	352	70,251
Fidelity Series Small Cap Opportunities Fund	7,580	6,889	6,823	29	6,691
Fidelity Short-Term Bond Fund	1,314,734	684,246	1,576,674	6,843	422,623
Fidelity Strategic Real Return Fund	35,374	10,184	44,090	231	--
Fidelity Total Bond Fund	105,280	31,206	134,307	948	--
Total	$8,422,386	$21,319,224	$18,553,388	$ 30,270	$11,150,961

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $11,041,423. Net unrealized appreciation aggregated $109,538 of which $111,221 related to appreciated investment securities and $1,683 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2018 Fund℠

April 30, 2016

RW18-QTLY-0616
1.858580.108

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 8.6%
	Shares	Value
Domestic Equity Funds - 8.6%
Fidelity Advisor Mid Cap II Fund Class I (a)	3,622	$65,744
Fidelity Blue Chip Growth Fund (a)	928	60,854
Fidelity Equity-Income Fund (a)	1,802	93,997
Fidelity Large Cap Stock Fund (a)	2,633	70,091
Fidelity Series 100 Index Fund (a)	4,508	60,854
Fidelity Series Broad Market Opportunities Fund (a)	7,445	107,581
Fidelity Series Small Cap Opportunities Fund (a)	760	9,237

TOTAL DOMESTIC EQUITY FUNDS

(Cost $351,980)		468,358

Fixed-Income Funds - 13.8%
Investment Grade Fixed-Income Funds - 13.8%
Fidelity Government Income Fund (a)	14,203	149,418
Fidelity Strategic Real Return Fund (a)	17,334	149,418
Fidelity Total Bond Fund (a)	42,208	448,253

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS

(Cost $738,955)		747,089

Short-Term Funds - 77.6%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.27% (a)(b)	2,735,706	2,735,706
Fidelity Short-Term Bond Fund (a)	171,952	1,482,223
TOTAL SHORT-TERM FUNDS
(Cost $4,204,675)		4,217,929
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,295,610)		5,433,376
NET OTHER ASSETS (LIABILITIES) - 0.0%		(529)
NET ASSETS - 100%		$5,432,847

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Fidelity Investments Money Market Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Portfolio Institutional Class

Fidelity Investments Money Market Government Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Government Portfolio Institutional Class

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Class I	$101,827	$37,675	$65,059	$103	$65,744
Fidelity Blue Chip Growth Fund	94,554	36,148	60,290	32	60,854
Fidelity Equity-Income Fund	144,861	54,516	93,906	2,608	93,997
Fidelity Government Income Fund	278,812	81,050	209,786	2,925	149,418
Fidelity Investments Money Market Portfolio Institutional Class 0.37%	2,450,520	1,180,260	3,630,780	3,496	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.27%	--	3,119,352	383,646	1,269	2,735,706
Fidelity Large Cap Stock Fund	109,101	39,070	72,339	688	70,091
Fidelity Series 100 Index Fund	94,554	30,705	63,690	1,675	60,854
Fidelity Series Broad Market Opportunities Fund	166,681	61,550	109,784	529	107,581
Fidelity Series Small Cap Opportunities Fund	14,547	5,257	9,117	47	9,237
Fidelity Short-Term Bond Fund	1,489,828	675,236	688,079	10,984	1,482,223
Fidelity Strategic Real Return Fund	278,813	79,213	201,080	3,047	149,418
Fidelity Total Bond Fund	837,043	247,680	631,034	15,812	448,253
Total	$6,061,141	$5,647,712	$6,218,590	$43,215	$5,433,376

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $5,309,701. Net unrealized appreciation aggregated $123,675, of which $137,769 related to appreciated investment securities and $14,094 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2020 Fund℠

April 30, 2016

RW20-QTLY-0616
1.858583.108

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 18.3%
	Shares	Value
Domestic Equity Funds - 18.3%
Fidelity Advisor Mid Cap II Fund Class I (a)	12,697	$230,444
Fidelity Blue Chip Growth Fund (a)	3,268	214,239
Fidelity Equity-Income Fund (a)	6,300	328,571
Fidelity Large Cap Stock Fund (a)	9,266	246,648
Fidelity Series 100 Index Fund (a)	15,870	214,239
Fidelity Series Broad Market Opportunities Fund (a)	26,164	378,075
Fidelity Series Small Cap Opportunities Fund (a)	2,741	33,299
TOTAL EQUITY FUNDS
(Cost $1,156,766)		1,645,515

Fixed-Income Funds - 36.7%
Investment Grade Fixed-Income Funds - 36.7%
Fidelity Government Income Fund (a)	62,806	660,721
Fidelity Strategic Real Return Fund (a)	76,650	660,721
Fidelity Total Bond Fund (a)	186,559	1,981,261
TOTAL FIXED-INCOME FUNDS
(Cost $3,298,804)		3,302,703

Short-Term Funds - 45.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.27% (a)(b)	2,266,277	2,266,277
Fidelity Short-Term Bond Fund (a)	206,797	1,782,593
TOTAL SHORT-TERM FUNDS
(Cost $4,027,946)		4,048,870
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $8,483,516)		8,997,088
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,078)
NET ASSETS - 100%		$8,996,010

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Fidelity Investments Money Market Government Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Government Portfolio Institutional Class

Fidelity Investments Money Market Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Portfolio Institutional Class

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$72,232	$3,370	$70,817	$146	$--
Fidelity Advisor Mid Cap II Fund Class I	260,741	98,809	102,007	313	230,444
Fidelity Blue Chip Growth Fund	242,243	88,805	87,287	88	214,239
Fidelity Equity-Income Fund	372,613	133,796	143,170	7,748	328,571
Fidelity Government Income Fund	724,966	183,327	247,614	9,271	660,721
Fidelity Investments Money Market Government Portfolio Institutional Class 0.27%	--	2,366,649	100,371	947	2,266,277
Fidelity Investments Money Market Portfolio Institutional Class 0.37%	1,624,121	578,207	2,202,327	2,412	--
Fidelity Large Cap Stock Fund	279,240	100,416	115,035	2,084	246,648
Fidelity Series 100 Index Fund	242,243	69,212	93,315	5,095	214,239
Fidelity Series Broad Market Opportunities Fund	428,109	151,543	167,211	1,607	378,075
Fidelity Series Small Cap Opportunities Fund	36,997	15,166	14,484	137	33,299
Fidelity Short-Term Bond Fund	1,625,227	609,272	457,477	12,354	1,782,593
Fidelity Strategic Real Return Fund	724,966	185,937	235,029	9,361	660,721
Fidelity Total Bond Fund	2,174,016	545,661	735,220	49,992	1,981,261
Total	$8,807,714	$5,130,170	$4,771,364	$101,555	$8,997,088

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $8,531,432. Net unrealized appreciation aggregated $465,656, of which $535,352 related to appreciated investment securities and $69,696 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2022 Fund℠

April 30, 2016

RW22-QTLY-0616
1.858586.108

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 27.5%
	Shares	Value
Domestic Equity Funds - 25.2%
Fidelity Advisor Mid Cap II Fund Class I (a)	27,568	$500,355
Fidelity Blue Chip Growth Fund (a)	7,092	464,919
Fidelity Equity-Income Fund (a)	13,699	714,388
Fidelity Large Cap Stock Fund (a)	20,127	535,791
Fidelity Series 100 Index Fund (a)	34,438	464,919
Fidelity Series Broad Market Opportunities Fund (a)	56,894	822,113
Fidelity Series Small Cap Opportunities Fund (a)	5,833	70,872

TOTAL DOMESTIC EQUITY FUNDS		3,573,357

International Equity Funds - 2.3%
Fidelity Advisor International Discovery Fund Class I (a)	8,602	326,010
TOTAL EQUITY FUNDS
(Cost $3,530,577)		3,899,367

Fixed-Income Funds - 41.4%
Investment Grade Fixed-Income Funds - 41.4%
Fidelity Government Income Fund (a)	111,562	1,173,637
Fidelity Strategic Real Return Fund (a)	136,153	1,173,637
Fidelity Total Bond Fund (a)	331,936	3,525,160

TOTAL FIXED-INCOME FUNDS

(Cost $5,959,662)		5,872,434

Short-Term Funds - 31.1%
Fidelity Institutional Money Market Government Portfolio Institutional Class 0.27%(a)(b)	2,201,278	2,201,278
Fidelity Short-Term Bond Fund (a)	255,369	2,201,278
TOTAL SHORT-TERM FUNDS
(Cost $4,392,130)		4,402,556
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $13,882,369)		14,174,357
NET OTHER ASSETS (LIABILITIES) - 0.0%		(133)
NET ASSETS - 100%		$14,174,224

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Fidelity Investments Money Market Government Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Government Portfolio Institutional Class

Fidelity Investments Money Market Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Portfolio Institutional Class

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$395,796	$95,452	$127,090	$3,801	$326,010
Fidelity Advisor Mid Cap II Fund Class I	578,814	181,797	199,244	688	500,355
Fidelity Blue Chip Growth Fund	538,640	168,705	175,532	196	464,919
Fidelity Capital & Income Fund	59,518	3,125	60,050	575	--
Fidelity Equity-Income Fund	827,303	247,958	283,491	16,832	714,388
Fidelity Government Income Fund	1,188,875	314,862	331,277	15,544	1,173,637
Fidelity Investments Money Market Government Portfolio Institutional Class 0.27%	--	2,324,936	123,658	971	2,201,278
Fidelity Investments Money Market Portfolio Institutional Class 0.37%	2,142,654	425,656	2,568,310	2,960	--
Fidelity Large Cap Stock Fund	620,477	181,503	224,492	4,597	535,791
Fidelity Series 100 Index Fund	538,639	122,043	185,573	11,230	464,919
Fidelity Series Broad Market Opportunities Fund	952,291	274,163	325,623	3,532	822,113
Fidelity Series Small Cap Opportunities Fund	83,325	27,809	30,470	301	70,872
Fidelity Short-Term Bond Fund	2,142,654	580,972	529,679	15,945	2,201,278
Fidelity Strategic Income Fund	59,518	3,064	60,964	515	--
Fidelity Strategic Real Return Fund	1,188,876	288,349	281,908	15,250	1,173,637
Fidelity Total Bond Fund	3,562,162	853,785	890,522	83,801	3,525,160
Total	$14,879,542	$6,094,179	$6,397,883	$176,738	$14,174,357

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $13,949,395. Net unrealized appreciation aggregated $224,962, of which $449,298 related to appreciated investment securities and $224,336 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2024 Fund℠

April 30, 2016

RW24-QTLY-0616
1.858588.108

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 34.9%
	Shares	Value
Domestic Equity Funds - 31.6%
Fidelity Advisor Mid Cap II Fund Class I (a)	23,185	$420,810
Fidelity Blue Chip Growth Fund (a)	5,955	390,410
Fidelity Equity-Income Fund (a)	11,512	600,333
Fidelity Large Cap Stock Fund (a)	16,914	450,253
Fidelity Series 100 Index Fund (a)	28,919	390,410
Fidelity Series Broad Market Opportunities Fund (a)	47,791	690,576
Fidelity Series Small Cap Opportunities Fund (a)	4,925	59,843

TOTAL DOMESTIC EQUITY FUNDS		3,002,635

International Equity Funds - 3.3%
Fidelity Advisor International Discovery Fund Class I (a)	8,170	309,647
TOTAL EQUITY FUNDS
(Cost $3,087,582)		3,312,282

Fixed-Income Funds - 39.9%
High Yield Fixed-Income Funds - 2.2%
Fidelity Capital & Income Fund (a)	11,512	106,373
Fidelity Strategic Income Fund (a)	10,112	106,374

TOTAL HIGH YIELD FIXED-INCOME FUNDS		212,747

Investment Grade Fixed-Income Funds - 37.7%
Fidelity Government Income Fund (a)	68,092	716,330
Fidelity Strategic Real Return Fund (a)	83,101	716,330
Fidelity Total Bond Fund (a)	202,263	2,148,037

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,580,697

TOTAL FIXED-INCOME FUNDS
(Cost $3,839,607)		3,793,444

Short-Term Funds - 25.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.27% (a)(b)	1,197,120	1,197,120
Fidelity Short-Term Bond Fund (a)	138,877	1,197,119
TOTAL SHORT-TERM FUNDS
(Cost $2,388,284)		2,394,239
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,315,473)		9,499,965
NET OTHER ASSETS (LIABILITIES) - 0.0%		(246)
NET ASSETS - 100%		$9,499,719

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Fidelity Investments Money Market Government Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Government Portfolio Institutional Class

Fidelity Investments Money Market Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Portfolio Institutional Class

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$367,365	$90,562	$110,964	$3,599	$309,647
Fidelity Advisor Mid Cap II Fund Class I	478,287	148,705	152,212	583	420,810
Fidelity Blue Chip Growth Fund	444,705	138,252	134,931	157	390,410
Fidelity Capital & Income Fund	131,274	24,038	41,168	3,668	106,373
Fidelity Equity-Income Fund	683,848	200,541	215,687	14,042	600,333
Fidelity Government Income Fund	745,923	192,644	223,104	9,584	716,330
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	1,198,769	203,247	1,402,017	1,622	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.27%	--	1,255,256	58,136	520	1,197,120
Fidelity Large Cap Stock Fund	512,886	148,951	173,707	3,858	450,253
Fidelity Series 100 Index Fund	444,705	100,881	143,305	9,511	390,410
Fidelity Series Broad Market Opportunities Fund	786,629	225,361	250,618	2,991	690,576
Fidelity Series Small Cap Opportunities Fund	68,181	21,894	21,706	250	59,843
Fidelity Short-Term Bond Fund	1,198,769	314,797	320,295	8,730	1,197,119
Fidelity Strategic Income Fund	131,274	23,438	46,281	3,125	106,374
Fidelity Strategic Real Return Fund	745,924	176,681	190,409	9,334	716,330
Fidelity Total Bond Fund	2,237,771	529,260	615,757	51,540	2,148,037
Total	$10,176,310	$3,794,508	$4,100,297	$123,114	$9,499,965

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $9,353,762. Net unrealized appreciation aggregated $146,203, of which $334,867 related to appreciated investment securities and $188,664 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2026 Fund℠

April 30, 2016

RW26-QTLY-0616
1.858590.108

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 40.6%
	Shares	Value
Domestic Equity Funds - 36.4%
Fidelity Advisor Mid Cap II Fund Class I (a)	23,250	$421,985
Fidelity Blue Chip Growth Fund (a)	5,970	391,370
Fidelity Equity-Income Fund (a)	11,551	602,363
Fidelity Large Cap Stock Fund (a)	16,971	451,772
Fidelity Series 100 Index Fund (a)	28,990	391,370
Fidelity Series Broad Market Opportunities Fund (a)	47,985	693,379
Fidelity Series Small Cap Opportunities Fund (a)	4,971	60,402

TOTAL DOMESTIC EQUITY FUNDS		3,012,641

International Equity Funds - 4.2%
Fidelity Advisor International Discovery Fund Class I (a)	9,169	347,517
TOTAL EQUITY FUNDS
(Cost $3,169,900)		3,360,158

Fixed-Income Funds - 38.3%
High Yield Fixed-Income Funds - 3.1%
Fidelity Capital & Income Fund (a)	13,880	128,250
Fidelity Strategic Income Fund (a)	12,191	128,250

TOTAL HIGH YIELD FIXED-INCOME FUNDS		256,500

Investment Grade Fixed-Income Funds - 35.2%
Fidelity Government Income Fund (a)	55,293	581,678
Fidelity Strategic Real Return Fund (a)	67,480	581,678
Fidelity Total Bond Fund (a)	164,472	1,746,690

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,910,046

TOTAL FIXED-INCOME FUNDS
(Cost $3,198,547)		3,166,546

Short-Term Funds - 21.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.27% (a)(b)	873,759	873,759
Fidelity Short-Term Bond Fund (a)	101,364	873,759
TOTAL SHORT-TERM FUNDS
(Cost $1,743,255)		1,747,518
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $8,111,702)		8,274,222
NET OTHER ASSETS (LIABILITIES) - 0.0%		(451)
NET ASSETS - 100%		$8,273,771

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Fidelity Investments Money Market Government Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Government Portfolio Institutional Class

Fidelity Investments Money Market Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Portfolio Institutional Class

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$332,852	$137,914	$89,672	$3,821	$347,517
Fidelity Advisor Mid Cap II Fund Class I	388,572	185,325	108,938	549	421,985
Fidelity Blue Chip Growth Fund	360,712	175,541	98,206	139	391,370
Fidelity Capital & Income Fund	123,170	43,909	31,789	4,090	128,250
Fidelity Equity-Income Fund	554,998	262,150	161,742	13,418	602,363
Fidelity Government Income Fund	503,677	221,646	144,542	7,491	581,678
Fidelity Investments Money Market Portfolio Institutional Class 0.37%	729,489	260,827	990,315	1,131	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.27%	--	934,381	60,622	390	873,759
Fidelity Large Cap Stock Fund	416,432	191,501	130,243	3,668	451,772
Fidelity Series 100 Index Fund	360,712	139,718	104,653	9,021	391,370
Fidelity Series Broad Market Opportunities Fund	638,577	288,760	180,618	2,817	693,379
Fidelity Series Small Cap Opportunities Fund	55,720	26,095	14,739	227	60,402
Fidelity Short-Term Bond Fund	729,489	325,511	184,326	6,120	873,759
Fidelity Strategic Income Fund	123,170	41,741	35,506	3,477	128,250
Fidelity Strategic Real Return Fund	503,677	202,825	117,236	7,366	581,678
Fidelity Total Bond Fund	1,510,297	611,835	379,508	40,264	1,746,690
Total	$7,331,544	$4,049,679	$2,832,655	$103,989	$8,274,222

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $8,149,855. Net unrealized appreciation aggregated $124,367, of which $276,551 related to appreciated investment securities and $152,184 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2036 Fund℠

April 30, 2016

RW36-QTLY-0616
1.858600.108

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.8%
	Shares	Value
Domestic Equity Funds - 45.5%
Fidelity Advisor Mid Cap II Fund Class I (a)	37,383	$678,496
Fidelity Blue Chip Growth Fund (a)	9,618	630,564
Fidelity Equity-Income Fund (a)	18,586	969,280
Fidelity Large Cap Stock Fund (a)	27,329	727,492
Fidelity Series 100 Index Fund (a)	46,708	630,564
Fidelity Series Broad Market Opportunities Fund (a)	77,177	1,115,204
Fidelity Series Small Cap Opportunities Fund (a)	7,978	96,928

TOTAL DOMESTIC EQUITY FUNDS		4,848,528

International Equity Funds - 8.3%
Fidelity Advisor International Discovery Fund Class I (a)	23,186	878,743
TOTAL EQUITY FUNDS
(Cost $5,357,950)		5,727,271

Fixed-Income Funds - 33.3%
High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund (a)	29,280	270,546
Fidelity Strategic Income Fund (a)	25,717	270,546

TOTAL HIGH YIELD FIXED-INCOME FUNDS		541,092

Investment Grade Fixed-Income Funds - 28.2%
Fidelity Government Income Fund (a)	57,206	601,805
Fidelity Strategic Real Return Fund (a)	69,815	601,806
Fidelity Total Bond Fund (a)	169,600	1,801,157

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,004,768

TOTAL FIXED-INCOME FUNDS
(Cost $3,627,467)		3,545,860

Short-Term Funds - 12.9%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.27% (a)(b)	689,147	689,147
Fidelity Short-Term Bond Fund (a)	79,947	689,147
TOTAL SHORT-TERM FUNDS
(Cost $1,375,292)		1,378,294
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $10,360,709)		10,651,425
NET OTHER ASSETS (LIABILITIES) - 0.0%		(840)
NET ASSETS - 100%		$10,650,585

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Fidelity Investments Money Market Government Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Government Portfolio Institutional Class

Fidelity Investments Money Market Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Portfolio Institutional Class

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$963,653	$140,313	$131,757	$9,394	$878,743
Fidelity Advisor Mid Cap II Fund Class I	723,304	146,409	115,997	857	678,496
Fidelity Blue Chip Growth Fund	672,526	146,121	105,122	233	630,564
Fidelity Capital & Income Fund	291,127	32,247	36,928	8,493	270,546
Fidelity Equity-Income Fund	1,033,614	188,390	158,092	21,219	969,280
Fidelity Government Income Fund	631,904	111,688	142,459	7,971	601,805
Fidelity Investments Money Market Government Portfolio Institutional Class 0.27%	--	717,608	28,461	306	689,147
Fidelity Investments Money Market Portfolio Institutional Class 0.37%	704,121	70,133	774,254	928	--
Fidelity Large Cap Stock Fund	775,211	140,609	138,267	5,769	727,492
Fidelity Series 100 Index Fund	672,526	83,804	112,508	14,304	630,564
Fidelity Series Broad Market Opportunities Fund	1,189,333	211,022	187,815	4,398	1,115,204
Fidelity Series Small Cap Opportunities Fund	103,813	22,866	17,721	368	96,928
Fidelity Short-Term Bond Fund	704,121	119,326	136,611	5,021	689,147
Fidelity Strategic Income Fund	291,127	34,660	52,075	7,230	270,546
Fidelity Strategic Real Return Fund	631,904	86,055	104,649	7,793	601,806
Fidelity Total Bond Fund	1,895,712	283,242	377,161	42,959	1,801,157
Total	$11,283,996	$2,534,493	$2,619,877	$137,243	$10,651,425

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $10,414,418. Net unrealized appreciation aggregated $237,007, of which $518,428 related to appreciated investment securities and $281,421 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2028 Fund℠

April 30, 2016

RW28-QTLY-0616
1.858592.108

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 44.9%
	Shares	Value
Domestic Equity Funds - 39.8%
Fidelity Advisor Mid Cap II Fund Class I (a)	93,807	$1,702,601
Fidelity Blue Chip Growth Fund (a)	24,105	1,580,332
Fidelity Equity-Income Fund (a)	46,657	2,433,162
Fidelity Large Cap Stock Fund (a)	68,553	1,824,871
Fidelity Series 100 Index Fund (a)	117,062	1,580,332
Fidelity Series Broad Market Opportunities Fund (a)	193,558	2,796,912
Fidelity Series Small Cap Opportunities Fund (a)	20,127	244,540

TOTAL DOMESTIC EQUITY FUNDS		12,162,750

International Equity Funds - 5.1%
Fidelity Advisor International Discovery Fund Class I (a)	41,052	1,555,868
TOTAL EQUITY FUNDS
(Cost $13,161,934)		13,718,618

Fixed-Income Funds - 36.8%
High Yield Fixed-Income Funds - 3.7%
Fidelity Capital & Income Fund (a)	61,862	571,607
Fidelity Strategic Income Fund (a)	54,335	571,607

TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,143,214

Investment Grade Fixed-Income Funds - 33.1%
Fidelity Government Income Fund (a)	192,355	2,023,575
Fidelity Strategic Real Return Fund (a)	234,753	2,023,575
Fidelity Total Bond Fund (a)	571,055	6,064,608

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		10,111,758

TOTAL FIXED-INCOME FUNDS
(Cost $11,414,767)		11,254,972

Short-Term Funds - 18.3%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.27% (a)(b)	2,796,947	2,796,947
Fidelity Short-Term Bond Fund (a)	324,472	2,796,947
TOTAL SHORT-TERM FUNDS
(Cost $5,577,816)		5,593,894
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $30,154,517)		30,567,484
NET OTHER ASSETS (LIABILITIES) - 0.0%		(429)
NET ASSETS - 100%		$30,567,055

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Fidelity Investments Money Market Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Portfolio Institutional Class

Fidelity Investments Money Market Government Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Government Portfolio Institutional Class

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$1,500,968	$578,987	$366,942	$17,067	$1,555,868
Fidelity Advisor Mid Cap II Fund Class I	1,584,355	742,200	438,819	2,226	1,702,601
Fidelity Blue Chip Growth Fund	1,470,393	686,700	379,767	558	1,580,332
Fidelity Capital & Income Fund	544,796	185,257	125,699	17,760	571,607
Fidelity Equity-Income Fund	2,262,570	1,019,941	621,311	53,221	2,433,162
Fidelity Government Income Fund	1,806,721	763,966	550,850	26,039	2,023,575
Fidelity Investments Money Market Government Portfolio Institutional Class 0.27%	--	2,870,880	73,933	1,220	2,796,947
Fidelity Investments Money Market Portfolio Institutional Class 0.37%	2,429,345	796,076	3,225,421	3,653	--
Fidelity Large Cap Stock Fund	1,695,538	756,857	509,105	14,799	1,824,871
Fidelity Series 100 Index Fund	1,470,393	552,708	414,487	36,631	1,580,332
Fidelity Series Broad Market Opportunities Fund	2,601,678	1,146,419	716,596	11,422	2,796,912
Fidelity Series Small Cap Opportunities Fund	225,145	109,390	61,344	914	244,540
Fidelity Short-Term Bond Fund	2,429,345	1,017,472	659,170	19,677	2,796,947
Fidelity Strategic Income Fund	544,796	186,274	153,238	15,072	571,607
Fidelity Strategic Real Return Fund	1,806,721	703,941	454,236	25,124	2,023,575
Fidelity Total Bond Fund	5,422,944	2,135,868	1,498,949	139,567	6,064,608
Total	$27,795,708	$14,252,936	$10,249,867	$384,950	$30,567,484

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $30,287,514. Net unrealized appreciation aggregated $279,970, of which $1,075,880 related to appreciated investment securities and $795,910 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2030 Fund℠

April 30, 2016

RW30-QTLY-0616
1.858594.108

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 47.8%
	Shares	Value
Domestic Equity Funds - 41.9%
Fidelity Advisor Mid Cap II Fund Class I (a)	46,937	$851,906
Fidelity Blue Chip Growth Fund (a)	12,065	790,952
Fidelity Equity-Income Fund (a)	23,321	1,216,179
Fidelity Large Cap Stock Fund (a)	34,292	912,860
Fidelity Series 100 Index Fund (a)	58,589	790,952
Fidelity Series Broad Market Opportunities Fund (a)	96,819	1,399,041
Fidelity Series Small Cap Opportunities Fund (a)	10,034	121,908

TOTAL DOMESTIC EQUITY FUNDS		6,083,798

International Equity Funds - 5.9%
Fidelity Advisor International Discovery Fund Class I (a)	22,593	856,260
TOTAL EQUITY FUNDS
(Cost $6,254,189)		6,940,058

Fixed-Income Funds - 35.7%
High Yield Fixed-Income Funds - 4.2%
Fidelity Capital & Income Fund (a)	32,827	303,319
Fidelity Strategic Income Fund (a)	28,833	303,319

TOTAL HIGH YIELD FIXED-INCOME FUNDS		606,638

Investment Grade Fixed-Income Funds - 31.5%
Fidelity Government Income Fund (a)	86,912	914,311
Fidelity Strategic Real Return Fund (a)	106,069	914,311
Fidelity Total Bond Fund (a)	258,553	2,745,836

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,574,458

TOTAL FIXED-INCOME FUNDS
(Cost $5,236,030)		5,181,096

Short-Term Funds - 16.5%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.27%(a)(b)	1,195,861	1,195,861
Fidelity Short-Term Bond Fund (a)	138,731	1,195,861
TOTAL SHORT-TERM FUNDS
(Cost $2,381,979)		2,391,722
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $13,872,198)		14,512,876
NET OTHER ASSETS (LIABILITIES) - 0.0%		(253)
NET ASSETS - 100%		$14,512,623

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Fidelity Investments Money Market Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Portfolio Institutional Class

Fidelity Investments Money Market Government Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Government Portfolio Institutional Class

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$1,101,274	$136,020	$272,844	$10,409	$856,260
Fidelity Advisor Mid Cap II Fund Class I	1,058,644	192,909	285,525	1,221	851,906
Fidelity Blue Chip Growth Fund	982,265	188,366	257,790	342	790,952
Fidelity Capital & Income Fund	383,670	30,671	88,948	10,510	303,319
Fidelity Equity-Income Fund	1,511,587	243,280	393,666	29,782	1,216,179
Fidelity Government Income Fund	1,099,498	161,391	346,771	13,161	914,311
Fidelity Investments Money Market Government Portfolio Institutional Class 0.27%	--	1,272,899	77,037	535	1,195,861
Fidelity Investments Money Market Portfolio Institutional Class 0.37%	1,420,999	106,562	1,527,561	1,790	--
Fidelity Large Cap Stock Fund	1,133,246	185,435	325,076	8,210	912,860
Fidelity Series 100 Index Fund	982,265	102,224	270,909	19,662	790,952
Fidelity Series Broad Market Opportunities Fund	1,738,947	281,218	472,178	6,271	1,399,041
Fidelity Series Small Cap Opportunities Fund	150,981	30,126	40,869	534	121,908
Fidelity Short-Term Bond Fund	1,420,999	183,947	412,865	9,579	1,195,861
Fidelity Strategic Income Fund	383,670	32,212	106,701	8,965	303,319
Fidelity Strategic Real Return Fund	1,099,498	126,037	285,213	13,271	914,311
Fidelity Total Bond Fund	3,294,939	398,501	935,811	70,975	2,745,836
Total	$17,762,482	$3,671,798	$6,099,764	$205,217	$14,512,876

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $13,917,299. Net unrealized appreciation aggregated $595,577, of which $864,624 related to appreciated investment securities and $269,047 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2032 Fund℠

April 30, 2016

RW32-QTLY-0616
1.858596.108

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 50.2%
	Shares	Value
Domestic Equity Funds - 43.5%
Fidelity Advisor Mid Cap II Fund Class I (a)	24,731	$448,866
Fidelity Blue Chip Growth Fund (a)	6,362	417,121
Fidelity Equity-Income Fund (a)	12,302	641,554
Fidelity Large Cap Stock Fund (a)	18,082	481,350
Fidelity Series 100 Index Fund (a)	30,898	417,121
Fidelity Series Broad Market Opportunities Fund (a)	51,091	738,267
Fidelity Series Small Cap Opportunities Fund (a)	5,286	64,229

TOTAL DOMESTIC EQUITY FUNDS		3,208,508

International Equity Funds - 6.7%
Fidelity Advisor International Discovery Fund Class I (a)	13,032	493,901
TOTAL EQUITY FUNDS
(Cost $3,147,184)		3,702,409

Fixed-Income Funds - 34.7%
High Yield Fixed-Income Funds - 4.5%
Fidelity Capital & Income Fund (a)	18,137	167,586
Fidelity Strategic Income Fund (a)	15,930	167,586

TOTAL HIGH YIELD FIXED-INCOME FUNDS		335,172

Investment Grade Fixed-Income Funds - 30.2%
Fidelity Government Income Fund (a)	42,387	445,913
Fidelity Strategic Real Return Fund (a)	51,730	445,913
Fidelity Total Bond Fund (a)	125,895	1,337,002

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,228,828

TOTAL FIXED-INCOME FUNDS
(Cost $2,616,396)		2,564,000

Short-Term Funds - 15.1%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.27% (a)(b)	558,130	558,130
Fidelity Short-Term Bond Fund (a)	64,748	558,130
TOTAL SHORT-TERM FUNDS
(Cost $1,112,251)		1,116,260
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,875,831)		7,382,669
NET OTHER ASSETS (LIABILITIES) - 0.0%		(200)
NET ASSETS - 100%		$7,382,469

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Fidelity Investments Money Market Government Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Government Portfolio Institutional Class

Fidelity Investments Money Market Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Portfolio Institutional Class

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$596,605	$70,879	$114,633	$5,761	$493,901
Fidelity Advisor Mid Cap II Fund Class I	525,662	91,769	111,108	621	448,866
Fidelity Blue Chip Growth Fund	488,054	91,376	101,101	171	417,121
Fidelity Capital & Income Fund	198,299	13,870	33,216	5,544	167,586
Fidelity Equity-Income Fund	751,312	116,175	153,312	14,989	641,554
Fidelity Government Income Fund	510,277	69,291	133,811	6,201	445,913
Fidelity Investments Money Market Government Portfolio Institutional Class 0.27%	--	571,808	13,678	245	558,130
Fidelity Investments Money Market Portfolio Institutional Class 0.37%	623,102	42,742	665,844	797	--
Fidelity Large Cap Stock Fund	563,270	88,787	130,509	4,159	481,350
Fidelity Series 100 Index Fund	488,054	46,258	105,463	10,101	417,121
Fidelity Series Broad Market Opportunities Fund	864,137	132,630	183,720	3,184	738,267
Fidelity Series Small Cap Opportunities Fund	75,217	14,167	16,061	269	64,229
Fidelity Short-Term Bond Fund	623,102	77,561	144,257	4,273	558,130
Fidelity Strategic Income Fund	198,299	15,664	43,515	4,722	167,586
Fidelity Strategic Real Return Fund	510,277	51,227	103,901	6,136	445,913
Fidelity Total Bond Fund	1,531,683	163,799	353,865	33,375	1,337,002
Total	$8,547,350	$1,658,003	$2,407,994	$100,548	$7,382,669

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $6,891,997. Net unrealized appreciation aggregated $490,672, of which $604,617 related to appreciated investment securities and $113,945 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2034 Fund℠

April 30, 2016

RW34-QTLY-0616
1.858598.108

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 52.1%
	Shares	Value
Domestic Equity Funds - 44.6%
Fidelity Advisor Mid Cap II Fund Class I (a)	30,016	$544,798
Fidelity Blue Chip Growth Fund (a)	7,712	505,572
Fidelity Equity-Income Fund (a)	14,910	777,533
Fidelity Large Cap Stock Fund (a)	21,906	583,148
Fidelity Series 100 Index Fund (a)	37,450	505,572
Fidelity Series Broad Market Opportunities Fund (a)	61,892	894,339
Fidelity Series Small Cap Opportunities Fund (a)	6,385	77,580

TOTAL DOMESTIC EQUITY FUNDS		3,888,542

International Equity Funds - 7.5%
Fidelity Advisor International Discovery Fund Class I (a)	17,180	651,121
TOTAL EQUITY FUNDS
(Cost $3,980,409)		4,539,663

Fixed-Income Funds - 34.2%
High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund (a)	22,735	210,071
Fidelity Strategic Income Fund (a)	19,969	210,071

TOTAL HIGH YIELD FIXED-INCOME FUNDS		420,142

Investment Grade Fixed-Income Funds - 29.4%
Fidelity Government Income Fund (a)	48,722	512,554
Fidelity Strategic Real Return Fund (a)	59,461	512,554
Fidelity Total Bond Fund (a)	144,789	1,537,664

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,562,772

TOTAL FIXED-INCOME FUNDS
(Cost $2,988,163)		2,982,914

Short-Term Funds - 13.7%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.27% (a)(b)	597,129	597,129
Fidelity Short-Term Bond Fund (a)	69,273	597,129
TOTAL SHORT-TERM FUNDS
(Cost $1,187,753)		1,194,258
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $8,156,325)		8,716,835
NET OTHER ASSETS (LIABILITIES) - 0.0%		(208)
NET ASSETS - 100%		$8,716,627

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Fidelity Investments Money Market Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Portfolio Institutional Class

Fidelity Investments Money Market Government Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Government Portfolio Institutional Class

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$728,186	$158,081	$161,661	$7,605	$651,121
Fidelity Advisor Mid Cap II Fund Class I	591,182	165,835	146,397	754	544,798
Fidelity Blue Chip Growth Fund	548,955	159,269	131,310	207	505,572
Fidelity Capital & Income Fund	230,842	36,728	43,744	7,019	210,071
Fidelity Equity-Income Fund	843,607	220,194	204,584	18,335	777,533
Fidelity Government Income Fund	543,324	119,393	150,610	7,212	512,554
Fidelity Investments Money Market Government Portfolio Institutional Class 0.27%	--	638,819	41,689	266	597,129
Fidelity Investments Money Market Portfolio Institutional Class 0.37%	628,717	88,850	717,567	868	--
Fidelity Large Cap Stock Fund	633,409	166,171	172,763	5,050	583,148
Fidelity Series 100 Index Fund	548,955	103,170	136,968	12,296	505,572
Fidelity Series Broad Market Opportunities Fund	970,289	250,939	243,470	3,869	894,339
Fidelity Series Small Cap Opportunities Fund	84,455	24,656	20,906	326	77,580
Fidelity Short-Term Bond Fund	628,717	124,752	158,303	4,640	597,129
Fidelity Strategic Income Fund	230,842	36,976	54,561	5,977	210,071
Fidelity Strategic Real Return Fund	543,324	103,770	122,201	7,189	512,554
Fidelity Total Bond Fund	1,629,034	315,372	403,531	38,802	1,537,664
Total	$9,383,838	$2,712,975	$2,910,265	$120,415	$8,716,835

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $8,209,550. Net unrealized appreciation aggregated $507,285, of which $662,140 related to appreciated investment securities and $154,855 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2038 Fund℠

April 30, 2016

RW38-QTLY-0616
1.867270.108

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.4%
	Shares	Value
Domestic Equity Funds - 46.3%
Fidelity Advisor Mid Cap II Fund Class I (a)	19,418	$352,432
Fidelity Blue Chip Growth Fund (a)	4,994	327,414
Fidelity Equity-Income Fund (a)	9,657	503,630
Fidelity Large Cap Stock Fund (a)	14,200	377,994
Fidelity Series 100 Index Fund (a)	24,253	327,414
Fidelity Series Broad Market Opportunities Fund (a)	40,085	579,229
Fidelity Series Small Cap Opportunities Fund (a)	4,163	50,581

TOTAL DOMESTIC EQUITY FUNDS		2,518,694

International Equity Funds - 9.1%
Fidelity Advisor International Discovery Fund Class I (a)	12,973	491,665
TOTAL EQUITY FUNDS
(Cost $2,622,034)		3,010,359

Fixed-Income Funds - 33.0%
High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund (a)	15,598	144,128
Fidelity Strategic Income Fund (a)	13,700	144,128

TOTAL HIGH YIELD FIXED-INCOME FUNDS		288,256

Investment Grade Fixed-Income Funds - 27.7%
Fidelity Government Income Fund (a)	28,693	301,852
Fidelity Strategic Real Return Fund (a)	35,018	301,852
Fidelity Total Bond Fund (a)	85,167	904,467

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,508,171

TOTAL FIXED-INCOME FUNDS
(Cost $1,791,734)		1,796,427

Short-Term Funds - 11.6%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.27% (a)(b)	315,992	315,992
Fidelity Short-Term Bond Fund (a)	36,658	315,993
TOTAL SHORT-TERM FUNDS
(Cost $628,200)		631,985
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,041,968)		5,438,771
NET OTHER ASSETS (LIABILITIES) - 0.0%		(188)
NET ASSETS - 100%		$5,438,583

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Fidelity Investments Money Market Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Portfolio Institutional Class

Fidelity Investments Money Market Government Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Government Portfolio Institutional Class

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$624,716	$72,205	$142,136	$6,057	$491,665
Fidelity Advisor Mid Cap II Fund Class I	436,299	74,452	109,742	518	352,432
Fidelity Blue Chip Growth Fund	404,896	73,515	100,043	141	327,414
Fidelity Capital & Income Fund	180,399	14,585	40,234	5,054	144,128
Fidelity Equity-Income Fund	622,712	94,701	152,115	12,475	503,630
Fidelity Government Income Fund	368,816	51,480	118,517	4,475	301,852
Fidelity Investments Money Market Government Portfolio Institutional Class 0.27%	--	347,737	31,744	144	315,992
Fidelity Investments Money Market Portfolio Institutional Class 0.37%	368,148	24,317	392,466	476	--
Fidelity Large Cap Stock Fund	467,034	71,534	125,980	3,456	377,994
Fidelity Series 100 Index Fund	404,896	36,946	104,237	8,436	327,414
Fidelity Series Broad Market Opportunities Fund	716,252	107,497	181,174	2,656	579,229
Fidelity Series Small Cap Opportunities Fund	62,138	11,953	15,892	222	50,581
Fidelity Short-Term Bond Fund	368,148	51,832	105,008	2,552	315,993
Fidelity Strategic Income Fund	180,399	16,506	49,960	4,305	144,128
Fidelity Strategic Real Return Fund	368,816	37,872	95,797	4,447	301,852
Fidelity Total Bond Fund	1,107,787	125,275	324,284	24,093	904,467
Total	$6,681,456	$1,212,407	$2,089,329	$79,507	$5,438,771

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $5,065,610. Net unrealized appreciation aggregated $373,161, of which $465,450 related to appreciated investment securities and $92,289 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2040 Fund℠

April 30, 2016

RW40-QTLY-0616
1.867274.108

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 57.0%
	Shares	Value
Domestic Equity Funds - 47.1%
Fidelity Advisor Mid Cap II Fund Class I (a)	36,043	$654,183
Fidelity Blue Chip Growth Fund (a)	9,268	607,597
Fidelity Equity-Income Fund (a)	17,923	934,689
Fidelity Large Cap Stock Fund (a)	26,325	700,769
Fidelity Series 100 Index Fund (a)	45,007	607,597
Fidelity Series Broad Market Opportunities Fund (a)	74,356	1,074,445
Fidelity Series Small Cap Opportunities Fund (a)	7,668	93,172

TOTAL DOMESTIC EQUITY FUNDS		4,672,452

International Equity Funds - 9.9%
Fidelity Advisor International Discovery Fund Class I (a)	25,865	980,269
TOTAL EQUITY FUNDS
(Cost $5,256,948)		5,652,721

Fixed-Income Funds - 32.7%
High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund (a)	29,821	275,548
Fidelity Strategic Income Fund (a)	26,193	275,548

TOTAL HIGH YIELD FIXED-INCOME FUNDS		551,096

Investment Grade Fixed-Income Funds - 27.1%
Fidelity Government Income Fund (a)	51,067	537,230
Fidelity Strategic Real Return Fund (a)	62,324	537,230
Fidelity Total Bond Fund (a)	151,853	1,612,678

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,687,138

TOTAL FIXED-INCOME FUNDS
(Cost $3,293,988)		3,238,234

Short-Term Funds - 10.3%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.27% (a)(b)	510,470	510,470
Fidelity Short-Term Bond Fund (a)	59,219	510,470
TOTAL SHORT-TERM FUNDS
(Cost $1,018,578)		1,020,940
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,569,514)		9,911,895
NET OTHER ASSETS (LIABILITIES) - 0.0%		(470)
NET ASSETS - 100%		$9,911,425

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Fidelity Investments Money Market Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Portfolio Institutional Class

Fidelity Investments Money Market Government Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Government Portfolio Institutional Class

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$1,008,243	$201,634	$127,257	$10,567	$980,269
Fidelity Advisor Mid Cap II Fund Class I	656,048	169,238	98,223	841	654,183
Fidelity Blue Chip Growth Fund	609,681	162,596	87,121	213	607,597
Fidelity Capital & Income Fund	279,191	46,645	34,231	8,550	275,548
Fidelity Equity-Income Fund	937,212	221,086	132,787	20,222	934,689
Fidelity Government Income Fund	528,785	123,916	116,137	7,029	537,230
Fidelity Institutional Money Market Portfolio Institutional Class 0.37%	484,391	81,151	565,541	681	--
Fidelity Investments Money Market Government Portfolio Institutional Class 0.27%	--	518,126	7,656	223	510,470
Fidelity Large Cap Stock Fund	703,402	165,953	120,314	5,617	700,769
Fidelity Series 100 Index Fund	609,681	105,505	94,563	14,043	607,597
Fidelity Series Broad Market Opportunities Fund	1,078,287	252,301	162,817	4,315	1,074,445
Fidelity Series Small Cap Opportunities Fund	93,721	25,540	14,794	348	93,172
Fidelity Short-Term Bond Fund	484,391	111,833	87,424	3,669	510,470
Fidelity Strategic Income Fund	279,191	49,923	50,382	7,266	275,548
Fidelity Strategic Real Return Fund	528,785	104,048	85,090	6,931	537,230
Fidelity Total Bond Fund	1,584,382	322,633	293,941	37,750	1,612,678
Total	$9,865,391	$2,662,128	$2,078,278	$128,265	$9,911,895

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $9,611,848. Net unrealized appreciation aggregated $300,047, of which $525,754 related to appreciated investment securities and $225,707 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2042 Fund℠

April 30, 2016

RW42-QTLY-0616
1.867278.108

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.9%
	Shares	Value
Domestic Equity Funds - 48.1%
Fidelity Advisor Mid Cap II Fund Class I (a)	102,494	$1,860,261
Fidelity Blue Chip Growth Fund (a)	26,354	1,727,780
Fidelity Equity-Income Fund (a)	50,967	2,657,910
Fidelity Large Cap Stock Fund (a)	74,859	1,992,743
Fidelity Series 100 Index Fund (a)	127,984	1,727,780
Fidelity Series Broad Market Opportunities Fund (a)	211,443	3,055,355
Fidelity Series Small Cap Opportunities Fund (a)	21,808	264,963

TOTAL DOMESTIC EQUITY FUNDS		13,286,792

International Equity Funds - 10.8%
Fidelity Advisor International Discovery Fund Class I (a)	78,723	2,983,594
TOTAL EQUITY FUNDS
(Cost $14,334,223)		16,270,386

Fixed-Income Funds - 32.4%
High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund (a)	87,222	805,929
Fidelity Strategic Income Fund (a)	76,609	805,929

TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,611,858

Investment Grade Fixed-Income Funds - 26.6%
Fidelity Government Income Fund (a)	139,313	1,465,576
Fidelity Strategic Real Return Fund (a)	170,021	1,465,577
Fidelity Total Bond Fund (a)	414,005	4,396,728

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		7,327,881

TOTAL FIXED-INCOME FUNDS
(Cost $9,008,494)		8,939,739

Short-Term Funds - 8.7%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.27%(a)(b)	1,195,094	1,195,094
Fidelity Short-Term Bond Fund (a)	138,642	1,195,094
TOTAL SHORT-TERM FUNDS
(Cost $2,383,388)		2,390,188
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $25,726,105)		27,600,313
NET OTHER ASSETS (LIABILITIES) - 0.0%		(708)
NET ASSETS - 100%		$27,599,605

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Fidelity Investments Money Market Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Portfolio Institutional Class

Fidelity Investments Money Market Government Portfolio Institutional Class was formerly known as Fidelity Institutional Money Market Government Portfolio Institutional Class

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$4,025,806	$477,358	$1,131,921	$37,108	$2,983,594
Fidelity Advisor Mid Cap II Fund Class I	2,448,612	367,350	693,301	2,745	1,860,261
Fidelity Blue Chip Growth Fund	2,275,769	410,654	684,445	768	1,727,780
Fidelity Capital & Income Fund	1,076,669	97,610	306,691	28,095	805,929
Fidelity Equity-Income Fund	3,500,075	531,986	1,037,021	65,900	2,657,910
Fidelity Government Income Fund	1,901,275	286,912	720,447	21,556	1,465,576
Fidelity Investments Money Market Government Portfolio Institutional Class 0.27%	--	1,242,395	47,301	515	1,195,094
Fidelity Investments Money Market Portfolio Institutional Class 0.37%	1,411,553	143,447	1,555,000	1,739	--
Fidelity Large Cap Stock Fund	2,625,056	364,397	806,441	18,447	1,992,743
Fidelity Series 100 Index Fund	2,275,769	220,603	711,106	44,134	1,727,780
Fidelity Series Broad Market Opportunities Fund	4,025,806	584,439	1,210,503	14,100	3,055,355
Fidelity Series Small Cap Opportunities Fund	349,287	59,440	102,218	1,197	264,963
Fidelity Short-Term Bond Fund	1,411,553	250,312	470,076	9,301	1,195,094
Fidelity Strategic Income Fund	1,076,669	111,685	364,153	23,962	805,929
Fidelity Strategic Real Return Fund	1,901,275	225,463	610,450	21,873	1,465,577
Fidelity Total Bond Fund	5,703,822	721,372	1,996,700	115,910	4,396,728
Total	$36,008,996	$6,095,423	$12,447,774	$407,350	$27,600,313

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $25,842,194. Net unrealized appreciation aggregated $1,758,119, of which $2,234,414 related to appreciated investment securities and $476,295 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2016